UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 06/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	BBIF Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$366,087,865

Total Investments (Cost – $366,087,865) – 100.0%	366,087,865
Liabilities in Excess of Other Assets – (0.0)%	(68,055)

Net Assets – 100.0%	$366,019,810

BBIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $366,087,865 and 12.5%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2013.

BBIF TAX-EXEMPT FUND	JUNE 30, 2013	1

Schedule of Investments June 30, 2013 (Unaudited)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 5.2%
Alabama Federal and Highway Finance Authority, RB, VRDN, FLOATS, Series 2W (Barclays Bank Plc SBPA), 0.11%, 7/05/13 (a)(b)(c)	$4,200	$4,200,000
Camden IDB, RB, Weyerhaeuser Co. Project, Series A, 6.13%, 12/01/13 (d)	200	204,797
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.05%, 7/01/13 (a)	35,650	35,650,000
Huntsville IDB, Refunding RB, VRDN, AMT (Federal Home Loan Bank of Atlanta LOC), 0.21%, 7/05/13 (a)	1,915	1,915,000
Mobile Downtown Redevelopment Authority, RB, VRDN (a):
Series A (National Australia Bank Ltd. LOC), 0.05%, 7/05/13	4,560	4,560,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.05%, 7/05/13	4,465	4,465,000
Mobile IDB, Refunding RB, VRDN, Alabama Power Co. Project , 0.07%, 7/01/13 (a)	18,200	18,200,000
Parrish IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.07%, 7/01/13 (a)	28,850	28,850,000
University of Alabama, RB, ROCS, VRDN, Series II-R-12295, 0.07%, 7/01/13 (a)(c)	28,710	28,710,000
Wells Fargo Stage Trust, Refunding RB, VRDN, FLOATS, Series 83C (Wells Fargo Bank NA Liquidity Agreement), 0.06%, 7/05/13 (a)(b)(c)	26,000	26,000,000

		152,754,797
Alaska — 0.8%
City of Valdez Alaska, Refunding RB, VRDN, Philips Project, Series C, 0.08%, 7/05/13 (a)	24,400	24,400,000
Arizona — 1.6%
Maricopa County Pollution Control Corp., Refunding RB, VRDN, Series B (JPMorgan Chase Bank LOC), 0.06%, 7/01/13 (a)	3,300	3,300,000
Municipal Bonds	Par (000)	Value
Arizona (concluded)
Phoenix Arizona IDA, RB, VRDN, Leggett & Platt, Inc., Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 7/05/13 (a)	$4,870	$4,870,000
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC), 0.07%, 7/5/13 (a)	38,500	38,500,000

		46,670,000
Arkansas — 0.1%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.14%, 7/05/13 (a)	3,200	3,200,000
California — 4.9%
ABAG Finance Authority for Nonprofit Corps., RB, VRDN, Acadia Creek at Union Project, Series A (Bank Of America NA SBPA), 0.12%, 7/01/13 (a)	12,000	12,000,000
California Municipal Finance Authority, RB, VRDN, Westmost College, Series A (Comerica Bank LOC), 0.10%, 7/05/13 (a)	7,900	7,900,000
California School Cash Reserve Program Authority, RB:
2.00%, 10/01/13	23,400	23,504,578
Sub-Series X, 2.00%, 10/01/13	1,900	1,908,001
Chino Basin Regional Financing Authority, Refunding RB, VRDN (Union Bank NA LOC), 0.06%, 7/05/13 (a)	3,400	3,400,000
City of Los Angeles California Wastewater System, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA Liquidity Agreement), 0.07%, 7/05/13 (a)(b)(c)	4,500	4,500,000
Los Angeles Community College District, GO, VRDN, FLOATS, Series 2984 (Morgan Stanley Bank Liquidity Agreement), 0.09%, 7/05/13 (a)(b)(c)	7,500	7,500,000
Los Angeles County Schools, RB, Pooled Financing Program, Series C-6, 2.00%, 12/31/13	2,800	2,824,598
Orange County Sanitation District, COP, FLOATS, VRDN, (Credit Suisse LOC) 0.06%, 7/05/13 (a)(c)	2,500	2,500,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2013	1

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Palos Verdes Peninsula Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 445 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.16%, 7/05/13 (a)(c)	$12,715	$12,715,000
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (State Street Bank & Trust Co. LOC), 0.07%, 7/01/13 (a)	13,700	13,700,000
Sacramento Unified School District, GO, Refunding, FLOATS, VRDN, Series 45C (Wells Fargo Bank NA SBPA), 0.06%, 7/05/13 (a)(b)(c)	10,000	10,000,000
San Mateo Union High School District California, GO, ROCS, VRDN, Series II-R-11578PB (AGC), (PB Capital Corp. Liquidity Agreement), 0.08%, 7/05/13 (a)(b)(c)	13,565	13,565,000
Upland California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, SPEARS, VRDN, Series DB-659 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.07%, 7/05/13 (a)(c)	10,804	10,804,000
West Contra Costa California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, SPEARS, VRDN, Series DB-632 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.07%, 7/05/13 (a)(c)	17,090	17,090,000

		143,911,177
Colorado — 0.8%
Colorado Housing & Finance Authority, RB, VRDN, Class I, M/F Housing Mortgage, Series C-4 (Federal Home Loan Bank SBPA), 0.07%, 7/05/13 (a)	3,860	3,860,000
Colorado State Health Facilities Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1131 (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.13%, 7/05/13 (a)(b)(c)	10,225	10,225,000
Municipal Bonds	Par (000)	Value
Colorado (concluded)
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN (JPMorgan Chase Bank LOC), 0.15%, 7/05/13 (a)	$3,400	$3,400,000
University of Colorado, RB, ROCS, VRDN, Series II-403PB (PB Capital Corp. SBPA), 0.08%, 7/05/13 (a)(b)(c)	5,870	5,870,000

		23,355,000
District of Columbia — 0.1%
District of Columbia, RB, VRDN, Community Connections Real, Estate Series A (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/05/13 (a)	3,500	3,500,000
Florida — 6.4%
Brevard County Housing Finance Authority, RB, VRDN, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.11%, 7/05/13 (a)	10,035	10,035,000
Collier County Educational Facilities Authority, RB, VRDN, Limited Obligation, Ave Maria University (Comerica Bank LOC), 0.08%, 7/01/13 (a)	10,510	10,510,000
Collier County IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 7/05/13 (a)	1,730	1,730,000
County of Orange Florida, RBC Muni Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series 0-43 (Royal Bank of Canada SBPA), 0.06%, 7/05/13 (a)(b)(c)	5,115	5,115,000
County of Palm Beach Florida, RB, VRDN, Flight Safety Program, AMT, 0.06%, 7/05/13 (a)	13,000	13,000,000
County of St. John’s Florida, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DB-486 (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement), 0.11%, 7/05/13 (a)(b)(c)	9,798	9,798,000
Florida Housing Finance Corp., RB, VRDN, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.09%, 7/05/13 (a)	6,600	6,600,000

2	MASTER TAX-EXEMPT LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
Florida State, Wells Fargo Stage Trust, GO, Refunding, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.20%, 7/05/13 (a)(b)(c)	$7,200	$7,200,000
Hillsborough County Housing Finance Authority, HRB VRDN AMT (a):
Brandon, Series A (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.08%, 7/05/13	5,180	5,180,000
Claymore Crossings Apartments (Citibank NA LOC), 0.12%, 7/05/13	1,900	1,900,000
Manatee County Housing Finance Authority, HRB, VRDN, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.08%, 7/05/13 (a)	10,900	10,900,000
Miami-Dade County Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series DBE-530 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.07%, 7/05/13 (a)(c)	15,980	15,980,000
Miami-Dade County Florida Transit System Sales Surtax Revenue, RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM), (Citibank NA Liquidity Agreement), 0.08%, 7/05/13 (a)(b)(c)	7,450	7,450,000
Miami-Dade County Florida Water & Sewer System Revenue, RB, VRDN, ROCS (AGM), (Citibank NA Liquidity Agreement), 0.12%, 7/05/13 (a)(b)(c)	21,185	21,185,000
Orange County Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series DBE-553 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.16%, 7/05/13 (a)(c)	5,635	5,635,000
Orlando & Orange County Expressway Authority, RB, VRDN (BHAC) (Citibank NA Liquidity Agreement) (a)(c):
Series 0145, 0.09%, 7/05/13 (b)	10,290	10,290,000
Eagle Tax-Exempt Trust, Class A, 0.07%, 7/05/13	11,300	11,300,000
Municipal Bonds	Par (000)	Value
Florida (concluded)
Orlando Utilities Commission, Refunding RB, VRDN, 0.17%, 1/24/14 (a)	$7,600	$7,600,000
State of Florida Board of Education Lottery Revenue, Refunding RB, Series E, 4.00%, 7/01/14	5,580	5,786,553
Tampa-Hillsborough County SPEARS/LIFERS Trust, Refunding RB, VRDN, SPEARS, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/05/13 (a)(b)(c)	14,760	14,760,000
West Palm Beach Special Obligations, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DB-547 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.16%, 7/05/13 (a)(c)	6,190	6,190,000

		188,144,553
Georgia — 2.0%
Main Street Natural Gas, Inc., RB, VRDN, Series A (Royal Bank of Canada Guarantor, Royal Bank of Canada SBPA), 0.06%, 7/05/13 (a)	21,525	21,525,000
Municipal Electric Authority of Georgia, RB, VRDN, Project 1 Subordinated Bonds, Series B (Bank of Tokyo-Mitsubishi UFJ LOC), 0.04%, 7/05/13 (a)	6,900	6,900,000
State of Georgia, GO, ROCS, VRDN, Series II-R-11536PB (PB Capital Corp. SBPA), 0.08%, 7/05/13 (a)(c)	25,765	25,765,000
Whitfield County Development Authority, RB, VRDN, Aladdin Manufacturing Corp. Project (Wells Fargo Bank NA LOC, 0.18%, 7/05/13 (a)	3,100	3,100,000

		57,290,000
Illinois — 8.6%
BB&T Municipal Trust, RB, FLOATS, VRDN, Series 5001 (Rabobank Nederland LOC, Rabobank Nederland Liquidity Agreement), 0.16%, 7/05/13 (a)(b)(c)	9,965	9,965,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2013	3

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Chicago Illinois Board of Education, GO, Refunding, ROCS, VRDN, Series RR-II-R011879 (AGM), (Citibank NA Liquidity Agreement), 0.16%, 7/05/13 (a)(b)(c)	$16,480	$16,480,000
City of Chicago Illinois, ARB, O’Hare International Airport, Third Lien, VRDN, Series D (Barclays Bank LOC), 0.07%, 7/05/13 (a)	7,000	7,000,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN (a)(c):
Series DBE-534 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.07%, 7/05/13	4,465	4,465,000
SPEARS, Series DB-502 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.07%, 7/05/13	40,600	40,600,000
DeKalb & Kane Counties Illinois Unified School District No. 427, SPEARS/LIFERS Trust, GO, SPEARS, VRDN, Series B (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty), 0.12%, 7/05/13 (a)(c)	13,070	13,070,000
Illinois Finance Authority, RB, VRDN (a):
Evanston Northwestern Healthcare Corp., Series C (LaSalle Bank NA LOC), 0.05%, 7/01/13	37,100	37,100,000
ROCS, Series RR-11624 (AGC), (Citibank NA SBPA), 0.26%, 7/05/13 (b)(c)	16,100	16,100,000
University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank NA LOC), 0.07%, 7/01/13	11,400	11,400,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Advocate Health Care Network, Sub-Series C-1 (JPMorgan Chase Bank NA SBPA), 0.08%, 7/05/13	35,000	35,000,000
Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.06%, 7/05/13 (c)	3,150	3,150,000
Municipal Bonds	Par (000)	Value
Illinois (concluded)
St. Xavier University Project, Series A (Bank of America NA LOC), 0.09%, 7/05/13	$5,285	$5,285,000
Illinois State Finance Authority, OSF Healthcare System, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-1115 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.10%, 7/05/13 (a)(b)(c)	9,735	9,735,000
University of Illinois, Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0124, Class A (NPFGC), (Citibank NA Liquidity Agreement), 0.10%, 7/05/13 (c)	10,000	10,000,000
UIC South Campus Development (JPMorgan Chase Bank LOC), 0.07%, 7/05/13	24,235	24,235,000
Village of Schaumburg Illinois, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN (JPMorgan Chase Bank Liquidity Agreement), 0.07%, 7/05/13 (a)(b)(c)	7,275	7,275,000

		250,860,000
Indiana — 2.4%
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC), 0.16%, 7/05/13 (a)	4,100	4,100,000
Hartford City Indiana, RB, VRDN, Petoskey Plastics, Inc., AMT (Comerica Bank LOC), 0.16%, 7/05/13 (a)	2,725	2,725,000
Indiana Finance Authority, Refunding RB:
Beacon Health System Obligation Group, Series A, 2.00%, 8/15/13	670	671,419
VRDN, Parkview Health System, Series D (Wells Fargo Bank NA LOC), 0.05%, 7/05/13 (a)	33,700	33,700,000

4	MASTER TAX-EXEMPT LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC), (Citibank NA SBPA), 0.31%, 7/05/13 (a)(b)(c)	$28,575	$28,575,000

		69,771,419
Iowa — 3.5%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC), 0.21%, 7/05/13 (a)	3,010	3,010,000
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.17%, 7/05/13 (a)	94,000	94,000,000
Iowa State Special Obligations, RB, Barclays Capital Municipal Trust Receipts, VRDN, FLOATS, Series 13B-C-D (Barclays Bank Plc Liquidity Agreement), 0.08%, 7/05/13 (a)(b)(c)	6,200	6,200,000

		103,210,000
Kansas — 0.1%
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.11%, 7/05/13 (a)(b)(c)	2,135	2,135,000
Louisiana — 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.21%, 7/05/13	4,000	4,000,000
Honeywell International, Inc. Project, 0.26%, 7/05/13	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.17%, 7/05/13 (a)	7,500	7,500,000
Louisiana Public Facilities Authority, RB, VRDN Air Products and Chemicals Project (a):
0.05%, 7/01/13	10,750	10,750,000
Series C, 0.05%, 7/01/13	8,100	8,100,000
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.22%, 7/05/13 (a)	$10,100	$10,100,000

		46,450,000
Maryland — 1.6%
County of Baltimore Maryland, RB, VRDN, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.12%, 7/05/13 (a)	3,610	3,610,000
Maryland Community Development Administration, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 47, AMT (State Street Bank & Trust Co. Liquidity Agreement), 0.21%, 7/05/13 (a)(c)	1,221	1,221,000
Maryland EDC, RB, VRDN AMT (Manufacturers & Traders Trust Co. LOC) (a):
Bakery de France Facility, 0.36%, 7/05/13	8,995	8,995,000
Linemark Printing Project, 0.26%, 7/05/13	3,290	3,290,000
Pharmaceutics International, Inc., Series A, 0.21%, 7/05/13	3,265	3,265,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, ROCS, Series 11594 (AGC), (Citibank NA LOC), 0.31%, 7/05/13 (a)(b)(c)	25,125	25,125,000

		45,506,000
Massachusetts — 5.4%
City of Haverhill Massachusetts, GO, BAN, 1.25%, 12/13/13	3,000	3,012,477
City of Haverhill Massachusetts, GO, BAN, Refunding, 1.00%, 12/13/13	2,538	2,544,352
City of New Bedford Massachusetts, GO, Refunding, BAN, 1.00%, 2/07/14	22,000	22,082,518
City of Pittsfield Massachusetts, GO, Refunding BAN:
Series A, 1.00%, 1/24/14	6,694	6,717,455
Series B, 1.00%, 1/24/14	1,600	1,605,349
Commonwealth of Massachusetts, GO, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 VRDN (a):
Series A (Bank of America NA SBPA), 0.07%, 7/01/13	25,455	25,455,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2013	5

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, GO, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 VRDN (a) (concluded):
Series B (US Bank NA SBPA), 0.05%, 7/01/13	$1,400	$1,400,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.15%, 1/24/14 (a)	3,500	3,500,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, Series U-6C (TD Bank NA LOC), 0.05%, 7/01/13 (a)	10,300	10,300,000
Massachusetts Development Finance Agency, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-1163 (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.11%, 7/05/13 (a)(b)(c)	9,630	9,630,000
Massachusetts Development Finance Agency, RBC Municipal Products, Inc. Trust, RB, VRDN, Woodbriar Senior Living Issue (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement), 0.07%, 10/19/16 (a)(b)(c)	8,995	8,995,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System, Series P2 (JPMorgan NA SBPA), 0.04%, 7/05/13 (a)	7,500	7,500,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.07%, 7/05/13	1,215	1,215,000
Tufts University Series N-2 (Wells Fargo Bank NA SBPA), 0.04%, 7/01/13	28,500	28,500,000
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-528 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.07%, 7/05/13 (a)(c)	7,970	7,970,000
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, VRDN, FLOATS, Series E-42 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/05/13 (a)(b)(c)	$10,000	$10,000,000
Town of Amesbury Massachusetts, GO, Refunding, BAN, 1.00%, 12/13/13	4,118	4,127,690
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.15%, 7/05/13 (a)	3,240	3,240,000

		157,794,841
Michigan — 3.5%
Detroit Water Supply System, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4240 (BHAC) (Deutsche Bank AG Liquidity Agreement), 0.31%, 7/05/13 (a)(b)(c)	35	35,000
Huron Valley School District Michigan, GO, Refunding (NPFGC), 5.00%, 5/01/14	535	555,946
Lansing Michigan Board of Water & Light, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 71-C (Wells Fargo Bank NA Liquidity Agreement, (Wells Fargo Bank NA Guaranty), 0.06%, 7/05/13 (a)(b)(c)	2,990	2,990,000
Michigan Finance Authority, RB, VRDN (a):
Adrian College (Comerica Bank LOC), 0.11%, 7/05/13	2,000	2,000,000
University of Detroit Mercy Project (JPMorgan Chase Bank LOC), 0.07%, 7/05/13	2,800	2,800,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC), 0.05%, 7/05/13 (a)	4,600	4,600,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.11%, 7/05/13 (a)(c)	43,545	43,545,000

6	MASTER TAX-EXEMPT LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State HDA, HRB, VRDN, Berrien Woods III, Series A, AMT (Citibank NA LOC), 0.10%, 7/05/13 (a)	$4,465	$4,465,000
Michigan State HDA, RB, VRDN, M/F Housing, Series C, AMT (JPMorgan Chase Bank NA SBPA), 0.12%, 7/05/13 (a)	26,885	26,885,000
Michigan State HDA, Refunding RB, AMT, VRDN (Barclays Plc SBPA), 0.08%, 7/05/13 (a)	2,975	2,975,000
Michigan State Hospital Finance Authority, RB, VRDN, 7-Month Window, Ascension Health Senior Credit, 0.15%, 7/05/13 (a)	3,465	3,465,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit, 0.15%, 7/05/13 (a)	3,700	3,700,000
Michigan Strategic Fund, RB, VRDN, MANS LLC Project, AMT (Comerica Bank LOC), 0.16%, 7/05/13 (a)	4,600	4,600,000

		102,615,946
Minnesota — 0.1%
Minneapolis Minnesota, Health Care System, RB, FLOATS, VRDN, Series E-19, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/05/13 (a)(b)(c)	4,200	4,200,000
Mississippi — 0.9%
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 84 (State Street Bank & Trust Co. SBPA), 0.06%, 7/05/13 (a)(c)	11,900	11,900,000
University of Southern Mississippi, Refunding RB, VRDN, FLOATS, Series 3335 (Credit Suisse Liquidity Agreement), 0.09%, 7/05/13 (a)(b)(c)	13,115	13,115,000

		25,015,000
Municipal Bonds	Par (000)	Value
Missouri — 1.2%
City of Kansas City Missouri, Refunding RB, VRDN, Hospital Roe Bartle, Series E (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.07%, 7/05/13 (a)	$3,300	$3,300,000
City of North Kansas City Missouri, Refunding RB, VRDN, North Kansas City Hospital (Bank of America NA LOC), 0.11%, 7/01/13 (a)	14,355	14,355,000
Kansas City IDA, Refunding RB, VRDN, Ewing Marion Kaufman Foundation, 0.07%, 7/01/13 (a)	13,000	13,000,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.21%, 7/05/13 (a)	6,000	6,000,000

		36,655,000
Nebraska — 1.5%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse Liquidity Agreement), 0.08%, 7/05/13 (a)(c)	16,000	16,000,000
Public Power Generation Agency, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4131 (BHAC) (JPMorgan Chase Bank NA Liquidity Agreement), 0.09%, 7/05/13 (a)(b)(c)	26,855	26,855,000

		42,855,000
Nevada — 1.6%
County of Clark Nevada, Refunding ARB, Airport System Revenue:
2.00%, 7/01/14	16,600	16,873,070
Junior Subordinate Lien, Series A-1, AMT, 2.00%, 7/01/13	31,200	31,201,346

		48,074,416

MASTER TAX-EXEMPT LLC	JUNE 30, 2013	7

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, RB, VRDN, Eclipse Funding Trust, Series 2007-0018, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Agreement), 0.06%, 7/05/13 (a)(b)	$10,235	$10,235,000
New Jersey — 1.1%
Township of Marlboro New Jersey, GO, BAN, 1.00%, 6/11/14	7,750	7,789,451
Township of Mendham New Jersey, GO, BAN, 1.00%, 5/22/14	3,617	3,634,994
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 10/15/13	6,668	6,678,898
Township of Sparta New Jersey, GO, Refunding, BAN, 1.00%, 11/01/13	5,897	5,910,559
Township of West Orange New Jersey, GO, BAN, 1.00%, 5/20/14	6,911	6,948,236

		30,962,138
New Mexico — 1.3%
City of Rio Rancho New Mexico, RB, Eclipse Funding Trust, VRDN, Series 2007-0019, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Agreement), 0.06%, 7/05/13 (a)	5,000	5,000,000
University of New Mexico, Refunding RB, VRDN (JPMorgan Chase Bank SBPA), 0.07%, 7/05/13 (a)	33,490	33,490,000

		38,490,000
New York — 7.8%
Arlington Central School District, GO, Refunding, BAN, 1.00%, 11/15/13	3,300	3,307,444
City of New York New York, GO, VRDN (a):
Refunding, ROCS, Series RR II-R-14045 (Citibank NA Liquidity Agreement), 0.07%, 7/05/13 (b)(c)	6,100	6,100,000
(Landesbank Hessen-Thüringen LOC), 0.09%, 7/05/13	9,700	9,700,000
(Wells Fargo Bank NA SBPA), 0.03%, 7/01/13	24,600	24,600,000
Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York, GO, VRDN (a) (concluded):
(Bank of New York LOC), 0.04%, 7/01/13	$31,565	$31,565,000
Middletown City School District, GO, Refunding, BAN, 1.00%, 9/26/13	14,420	14,443,183
New York City Housing Development Corp., RB, VRDN, Series A (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.07%, 7/05/13 (a)	4,250	4,250,000
New York City Housing Development Corp., Refunding RB, VRDN (Landesbank Hessen-Thüringen LOC), 0.09%, 7/05/13 (a)	4,000	4,000,000
New York City Industrial Development Agency, RB, VRDN AMT (Kookmin Bank LOC) (a):
Series C, 0.19%, 7/05/13	5,000	5,000,000
Korean Air Lines Co., Series A, 0.19%, 7/05/13	27,200	27,200,000
New York City Metropolitan Transportation Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.11%, 7/05/13 (a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2009-0046, Class A (Citibank NA Liquidity Agreement), 0.06%, 7/05/13 (a)(b)(c)	12,300	12,300,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (Citibank NA Liquidity Agreement), 0.10%, 7/05/13 (a)(b)(c)	6,900	6,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN (TD Bank NA SBPA), 0.03%, 7/01/13 (a)	5,000	5,000,000
New York State HFA, RB, VRDN (Wells Fargo Bank NA LOC), 0.05%, 7/05/13 (a)	1,600	1,600,000

8	MASTER TAX-EXEMPT LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 3192, AMT (JPMorgan Chase Bank NA SBPA), 0.11%, 7/05/13 (a)(b)(c)	$25,325	$25,325,000
Putnam County, GO, TAN, 1.00%, 10/25/13	12,000	12,026,127
Taconic Hills Central School District at Craryville, GO, Refunding, BAN, 1.00%, 7/03/14	7,348	7,393,311
Town of Grand Island New York, GO, Refunding, BAN, 0.75%, 10/16/13	7,556	7,565,022
Triborough Bridge & Tunnel Authority, RB, VRDN, General (California State Teachers Retirement System LOC), 0.06%, 7/05/13 (a)	10,000	10,000,000

		228,275,087
North Carolina — 2.7%
Alamance County Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Millender Project, AMT (Wells Fargo Bank NA LOC), 0.21%, 7/05/13 (a)	800	800,000
Charlotte Housing Authority North Carolina, RB, VRDN (Wells Fargo Bank NA Bank NA LOC) (a):
Oak Park Project, 0.07%, 7/05/13	5,000	5,000,000
Stonehaven East Project, 0.07%, 7/05/13	8,850	8,850,000
Charlotte-Mecklenburg Hospital Authority, RB, VRDN, Series E (TD Bank NA LOC), 0.05%, 7/10/13 (a)	10,000	10,000,000
City of Charlotte, Refunding COP, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.05%, 7/05/13 (a)	17,600	17,600,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Windows, 0.16%, 1/24/14 (a)	2,790	2,790,000
County of Mecklenburg, GO, Refunding, VRDN, 7-Month Windows, Series D, 0.16%, 1/24/14 (a)	5,595	5,595,000
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 7/05/13 (a)	$635	$635,000
Lee County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, VRDN, Ardeen Corp. Project, AMT (Comerica Bank LOC), 0.16%, 7/05/13 (a)	2,550	2,550,000
North Carolina Agricultural Finance Authority, RB, VRDN, Albemarle Cotton Growers, AMT (Wells Fargo Bank NA LOC), 0.21%, 7/05/13 (a)	700	700,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 7/05/13 (a)	710	710,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.13%, 7/05/13 (a)	14,975	14,975,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, High Point University Project (Branch Banking & Trust LOC), 0.07%, 7/05/13 (a)	925	925,000
North Carolina HFA, RB, VRDN, MERLOTS, Series B12, AMT (Wells Fargo Bank NA SBPA), 0.24%, 7/05/13 (a)(b)(c)	5,615	5,615,000
Yancey County Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, AMT (Branch Banking & Trust LOC), 0.14%, 7/05/13 (a)	3,500	3,500,000

		80,245,000
Ohio — 2.1%
City of Sharonville Ohio, GO, BAN, Various Purpose, 1.00%, 7/11/13	5,835	5,835,875
Cleveland-Cuyahoga County Port Authority, Refunding RB, VRDN (JPMorgan Chase Bank LOC), 0.07%, 7/05/13 (a)	18,830	18,830,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2013	9

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
County of Trumbull Ohio, Refunding RB, VRDN (Manufacturers & Traders Trust Co. LOC, Manufacturers & Traders Trust Co. SBPA), 0.08%, 7/05/13 (a)	$6,545	$6,545,000
Franklin County Ohio Hospital, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.06%, 7/05/13 (a)(b)(c)	3,405	3,405,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.08%, 7/05/13 (a)(b)(c)	26,355	26,355,000

		60,970,875
Oregon — 0.3%
Port of Portland, Refunding RB:
5.00%, 7/01/13	1,275	1,275,163
VRDN, Portland International Airport, Series 18-A, AMT (US Bank NA LOC), 0.09%, 7/05/13 (a)	7,275	7,275,000

		8,550,163
Pennsylvania — 2.1%
Allegheny County Hospital Development Authority, RB, RBC Municipal Products, Inc., Trust, FLOATS, VRDN, Series E-16 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement), 0.06%, 7/05/13 (a)(b)(c)	14,590	14,590,000
Blair County IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.12%, 7/05/13 (a)	2,100	2,100,000
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement), 0.06%, 7/05/13 (a)(b)(c)	3,970	3,970,000
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Commonwealth of Pennsylvania, Clipper Caravel Tax-Exempt Certificate Trust, RB, VRDN (State Street Bank & Trust Co. Liquidity Agreement), 0.06%, 7/05/13 (a)(b)	$17,500	$17,500,000
Emmaus General Authority, RB, VRDN, Pennsylvania Loan Program, Series A (US Bank NA LOC), 0.07%, 7/05/13 (a)	2,395	2,395,000
Lancaster County Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/05/13 (a)	2,490	2,490,000
Pennsylvania Economic Development Financing Authority, Merck & Co., RB, VRDN, AMT, 0.16%, 7/05/13 (a)	3,700	3,700,000
Pennsylvania State University, RB, VRDN, PUTTERS (JPMorgan Chase Bank Liquidity Agreement), 0.07%, 7/05/13 (a)(b)(c)	2,900	2,900,000
Southcentral General Authority, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/05/13 (a)	11,130	11,130,000

		60,775,000
South Carolina — 0.6%
South Carolina EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Bon Secours Health System, Series DBE-1141 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.11%, 7/05/13 (a)(b)(c)	7,105	7,105,000
South Carolina State Public Service Authority, RB, VRDN (Citibank NA Liquidity Agreement), 0.07%, 7/05/13 (a)(c)	11,500	11,500,000

		18,605,000

10	MASTER TAX-EXEMPT LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee — 0.4%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank Liquidity Agreement), 0.09%, 7/05/13 (a)(b)(c)	$10,000	$10,000,000
Montgomery County Public Building Authority Tennessee, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.12%, 7/05/13 (a)	1,225	1,225,000
State of Tennessee, GO, Refunding, Series C, 5.00%, 5/01/14	750	779,267

		12,004,267
Texas — 15.1%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Project, AMT, 0.21%, 7/5/13 (a)	75,000	75,000,000
Brazos River Harbor Navigation District, RB, VRDN BASF Corp. Project AMT (a):
0.22%, 7/05/13	18,400	18,400,000
Brazoria County, Multi-Mode, 0.22%, 7/05/13	15,800	15,800,000
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, VRDN, ROCS, Water and Wastewater System Revenue, Series RR-II-R-14042PB (PB Capital Co. Liquidity Agreement), 0.08%, 7/05/13 (a)(b)(c)	7,205	7,205,000
City of Brownsville Texas, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-533 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.07%, 7/05/13 (a)(c)	6,815	6,815,000
City of San Antonio Texas Water System Revenue, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Class A, Series 3010 (AGM) (Citibank NA Liquidity Agreement), 0.06%, 7/05/13 (a)(c)	24,000	24,000,000
Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 73 (State Street Bank & Trust Co. Liquidity Agreement), 0.09%, 7/05/13 (a)	$10,000	$10,000,000
Denton ISD Texas, GO, VRDN, Building, Series 2005-A (Bank of America NA SBPA), 0.06%, 7/05/13 (a)	2,600	2,600,000
Galveston County, GO, Refunding (AGM), 5.25%, 2/01/14	475	488,700
Harris County Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital, Sub-Series C-2, 0.05%, 7/01/13 (a)	31,000	31,000,000
Harris County Health Facilities Development Corp., Methodist Hospital System, Series A-1, Refunding RB, VRDN, 0.05%, 7/01/13 (a)	19,650	19,650,000
Houston Independent School District, GO, 5.00%, 2/15/14	250	257,214
Lamar Consolidated Independent School District SPEARS/LIFERS Trust, GO, Refunding, VRDN (Texas Permanent School Fund Guarantor, Deutsche Bank AG SBPA), 0.07%, 7/05/13 (a)(c)	19,015	19,015,000
Lower Neches Valley Authority Industrial Development Corp., RB, VRDN, 0.03%, 7/01/13 (a)	18,545	18,545,000
North Texas Tollway Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series DB-626 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.07%, 7/05/13 (a)(c)	17,887	17,887,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.07%, 7/05/13 (a)	22,650	22,650,000
Port of Port Arthur Navigation District, RB, VRDN Project (a):
Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., 0.07%, 7/05/13	10,700	10,700,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2013	11

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Port of Port Arthur Navigation District, RB, VRDN Project (a) (concluded):
Total Petrochemicals AMT, 0.11%, 7/05/13	$15,000	$15,000,000
Port of Port Arthur Navigation District, Refunding RB, VRDN Environmental Facilities Motiva Enterprises LLC Project (a):
0.07%, 7/01/13	12,500	12,500,000
Sub-Series B, 0.07%, 7/01/13	10,000	10,000,000
San Antonio Water Revenue, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.22%, 7/05/13 (a)(b)(c)	10,320	10,320,000
San Jacinto Texas Community College District, GO, VRDN (Morgan Stanley Liquidity Agreement), 0.09%, 7/05/13 (a)(b)	4,500	4,500,000
Sheldon ISD Texas, GO, PUTTERS, VRDN (Deutsche Bank AG Liquidity Agreement), 0.08%, 7/05/13 (a)(c)	5,130	5,130,000
State of Texas, GO, VRDN (Landesbank Hessen-Thüringen SBPA), 0.10%, 7/05/13 (a)	3,210	3,210,000
Tarrant County Cultural Education Facilities Finance Corp., RB, VRDN FLOATS (a)(b)(c):
(Credit Suisse Liquidity Agreement), 0.06%, 7/05/13	12,000	12,000,000
(Morgan Stanley Liquidity Agreement), 0.09%, 7/05/13	36,000	36,000,000
Tarrant County Cultural Education Facilities Finance Corp., Austin Trust, Refunding RB, VRDN, Certificates of Bank of America, Series 1201 (Bank of America NA Liquidity Agreement), 0.05%, 7/05/13 (a)(b)	5,790	5,790,000
Texas City Industrial Development Corp., RB, VRDN (Bank of America LOC), 0.12%, 7/05/13 (a)	4,825	4,825,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.06%, 7/05/13 (a)(b)(c)	5,615	5,615,000
Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas State University System, Wells Fargo Stage Trust, RB, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.06%, 7/05/13 (a)(b)(c)	$4,700	$4,700,000
Texas State, Wells Fargo Stage Trust, GO, FLOATS,(Wells Fargo Bank NA Liquidity Agreement) VRDN, 0.06%, 7/05/13 (a)(c)	9,915	9,915,000
Texas Tech University, Refunding RB, (AMBAC), 5.00%, 8/15/13 (d)	1,000	1,006,054
Texas Transportation Commission, RB, 5.00%, 4/01/14	250	258,681

		440,782,649
Utah — 1.2%
City of Murray Utah, RB, VRDN, IHC Health Services, Inc., Series C (Northern Trust Co. SBPA), 0.06%, 7/01/13 (a)	8,895	8,895,000
State of Utah, GO, FLOATS, VRDN (Morgan Stanley Liquidity Agreement), 0.09%, 7/05/13 (a)(b)(c)	8,200	8,200,000
Utah Transit Authority, RB, VRDN (Deutsche Bank AG Liquidity Agreement), 0.08%, 7/05/13 (a)(b)	8,345	8,345,000
Weber County, RB, VRDN, Series C (Bank of New York SBPA), 0.06%, 7/01/13 (a)	9,000	9,000,000

		34,440,000
Virginia — 2.5%
Alexandria Virginia IDA, RB, VRDN (a):
American Academy of Otolaryngology, Head and Neck Surgery Foundation, Series B (Bank of America NA LOC), 0.09%, 7/05/13	6,310	6,310,000
Young Men’s Christian Association (Manufacturers & Traders Trust Co. LOC), 0.12%, 7/05/13	1,100	1,100,000
Arlington County IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.06%, 7/05/13 (a)	4,200	4,200,000
Fairfax County IDA, Refunding RB, VRDN, Healthcare, Inova Health System, Series C, 0.14%, 1/24/14 (a)	10,405	10,405,000

12	MASTER TAX-EXEMPT LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia College Building Authority, RB, 21st Century College, VRDN (a):
(Wells Fargo Bank NA Bank NA SBPA), 0.05%, 7/01/13	$14,535	$14,535,000
(Wells Fargo Bank NA SBPA), 0.05%, 7/01/13	13,940	13,940,000
Virginia College Building Authority, Refunding RB, VRDN, Barclays Capital Municipal Trust Receipts, FLOATS, Series 4B (Barclays Bank Plc Liquidity Agreement), 0.13%, 7/05/13 (a)(b)(c)	1,335	1,335,000
Virginia Commonwealth Transportation Board, Wells Fargo Stage Trust, RB, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.06%, 7/05/13 (a)(b)(c)	2,035	2,035,000
Virginia HDA, RB, MERLOTS, VRDN, AMT (Wells Fargo Bank NA SBPA), 0.24%, 7/05/13 (a)(c)	3,000	3,000,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, AMT (Wells Fargo Bank NA SBPA), 0.24%, 7/05/13 (a)(c)	2,880	2,880,000
Virginia, State Commonwealth Transportation Board, Clipper Tax-Exempt Certificate Trust, RB, VRDN, AMT (State Street Bank & Trust Co. Liquidity Agreement), 0.06%, 7/05/13 (a)(c)	12,160	12,160,000
Winchester IDA Virginia, Refunding RB, VRDN,(Branch Banking & Trust LOC), 0.07%, 7/05/13 (a)	925	925,000

		72,825,000
Washington — 4.1%
King County Washington, Refunding RB, Wells Fargo Stage Trust, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.06%, 7/05/13 (a)(b)(c)	15,970	15,970,000
King County Washington Sewer Revenue, Austin Trust, Refunding RB, VRDN, Series 1200 (AGM), (Bank of America NA Liquidity Agreement), 0.05%, 7/05/13 (a)(b)	10,000	10,000,000
Municipal Bonds	Par (000)	Value
Washington (concluded)
Port of Tacoma Washington, ARB, VRDN, ROCS, RR-II-12056, AMT (AGC) (Citibank NA Liquidity Agreement), 0.14%, 7/05/13 (a)(b)(c)	$9,900	$9,900,000
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.06%, 7/05/13 (a)(b)(c)	20,000	20,000,000
Washington State Health Care Facilities Authority, Austin Trust, Refunding RB, VRDN, Series 1180 (Bank of America NA Liquidity Agreement), 0.05%, 7/05/13 (a)	7,350	7,350,000
Washington State Housing Finance Commission, RB, VRDN (a):
Affinity Southridge Project, Series A, (Federal Home Loan LOC), 0.08%, 7/05/13	5,400	5,400,000
Traditions South Hill Apt, (Federal Home Loan LOC) 0.08%, 7/05/13	9,000	9,000,000
Washington State Housing Finance Commission, RB, VRDN, Series A, AMT (Freddie Mac Liquidity Agreement) (a):
Heatherwood, 0.09%,7/05/13	10,625	10,625,000
Mill Pointe, 0.09%, 7/05/13	9,325	9,325,000
Springfield, 0.09%, 7/05/13	11,050	11,050,000
Washington State University, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Student Fee Bonds, Series 4241 (AMBAC), (Deutsche Bank AG Liquidity Agreement), 0.08%, 7/05/13 (a)(b)(c)	7,540	7,540,000
Washington State, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN (JPMorgan Chase Bank Liquidity Agreement), 0.07%, 7/05/13 (a)(b)(c)	3,745	3,745,000

		119,905,000
West Virginia — 0.2%
West Virginia EDA, RB, VRDN (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.06%, 7/05/13 (a)	5,800	5,800,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2013	13

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 4.2%
State of Wisconsin, ECN:
0.21%, 8/01/13	$36,200	$36,200,000
Petroleum Inspection Fee, 0.21%, 8/01/13	17,000	17,000,000
TECP, 0.19%, 7/09/13	11,320	11,320,000
TECP, 0.16%, 9/05/13	13,500	13,500,000
TECP, 0.18%, 9/05/13	23,600	23,600,000
State of Wisconsin, GO, Refunding (NPFGC), 5.50%, 5/01/14	565	589,435
State of Wisconsin, RB, 5.00%, 6/01/14	750	782,227
State of Wisconsin, TECP, Petroleum Inspection Fee, 0.19%, 7/09/13	5,000	5,000,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wells Fargo Bank NA Bank NA LOC), 0.13%, 7/05/13 (a)	4,000	4,000,000
West Bend Housing Authority, RB, VRDN, AMT (US Bank NA LOC), 0.13%, 7/05/13 (a)	5,220	5,220,000
Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health Alliance Senior Credit Group, VRDN, 0.12%, 7/05/13 (a)	$5,800	$5,800,000

		123,011,662
Wyoming — 0.2%
Converse County, Refunding RB, VRDN, PacifiCorp Projects (Bank of Nova Scotia LOC), 0.07%, 7/05/13 (a)	6,485	6,485,000
Total Investments (Cost — $2,930,729,990*) — 100.1%		2,930,729,990
Liabilities in Excess of Other Assets — (0.1%)		(3,117,534)

Net Assets — 100.0%		$2,927,612,456

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

14	MASTER TAX-EXEMPT LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	HFA	Housing Finance Agency
	AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	IDB	Industrial Development Board
	ARB	Airport Revenue Bonds	IDRB	Industrial Development Revenue Bonds
	BAN	Bond Anticipation Notes	ISD	Independent School District
	BHAC	Berkshire Hathaway Assurance Corp.	LIFERS	Long Inverse Floating Exempt Receipts
	COP	Certificates of Participation	LOC	Letter of Credit
	DRIVERS	Derivative Inverse Tax-Exempt Receipts	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
	ECN	Extendible Commercial Note	NPFGC	National Public Finance Guarantee Corp.
	EDA	Economic Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
	EDC	Economic Development Corp.	RB	Revenue Bonds
	Fannie Mae	Federal National Mortgage Association	ROCS	Reset Option Certificates
	FLOATS	Floating Rate Securities	SBPA	Stand-by Bond Purchase Agreements
	Freddie Mac	Federal Home Loan Mortgage Corp.	SPEARS	Short Puttable Exempt Adjustable Receipts
	Ginnie Mae	Government National Mortgage Association	TAN	Tax Anticipation Notes
	GO	General Obligation Bonds	TECP	Tax-Exempt Commercial Paper
	HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes

MASTER TAX-EXEMPT LLC	JUNE 30, 2013	15

Schedule of Investments (concluded)	Master Tax-Exempt LLC

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$2,930,729,990	—	$2,930,729,990

[1]	See above Schedule of Investments for values in each state.

Certain of the Master LLC’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $10,859,673 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

16	MASTER TAX-EXEMPT LLC	JUNE 30, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 23, 2013